N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Risks [Table Text Block]

In the “Is this a Short-Term Investment?” subsection, the last sentence of the fourth paragraph is restated as follows:

“During the Income Stage, if the same Index Strategy is no longer available and we have no additional instructions, amounts in the matured Index Strategy will be automatically transferred to the Index Strategy with, in order of priority, the shortest Index Strategy Term, the highest Buffer and the lowest Cap Rate.”

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

Under the “Investment Options” subsection:

a.	Under the “Index Return” subsection, the sentence immediately preceding the heading “Historical Index Performance” is restated as follows:

“See Appendix G for important information about the Indices.”

b.	Under the “Limits on Index Losses: Buffers” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

c.	Under the “Point-To-Point With Cap Index Strategy” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

d.	Under the “Enhanced Cap Rate Index Strategy (Available for Annuities with an Application Sign Date on or after July 1, 2024)” subsection, the following applies:
i.	The fifth paragraph is restated as follows:

“The Enhanced Cap Rate Index Strategy is available in the 1-year Terms in the Savings Stage and Income Stage of the Benefit.”

ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

e.	Under the “Step Rate Plus Index Strategy” subsection, the following applies:
i.	The fifth paragraph is restated as follows:

“The Step Rate Plus Index Strategies are available in the 1-year Terms during the Savings Stage and Income Stage of the Benefit. Step Rate Plus Index Strategies with 5% Buffers are not available in the State of Pennsylvania. See Appendix C.”

ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

f.	Under the “Tiered Participation Rate Index Strategy” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.

g.	Under the “Dual Directional Index Strategy” subsection, the following applies:
i.	The third paragraph is restated as follows:

“The Dual Directional Index Strategy is available in 1 and 6-year Terms in the Savings Stage of the Benefit, and 1-year Terms only in the Income Stage of the Benefit.”

ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]

Under the “Contract Features” subsection, the third sentence is restated as follows:

“Once Income Withdrawals begin, your Index Strategies are limited to the 1-year Point-to-Point with Cap, 1-year Dual Directional, 1-year Step Rate Plus, and 1-year Enhanced Cap Rate Index Strategies.”

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
6.	Benefits Available Under the Contract

Under the “Index Linked Variable Income Benefit” subsection, the last sentence in the third paragraph is restated as follows:

“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional, 1-year Step Rate Plus, and 1-year Enhanced Cap Rate Index Strategies are available so you may have to reallocate to those available Strategies.”

Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Brief Restrictions / Limitations [Text Block]

“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional, 1-year Step Rate Plus, and 1-year Enhanced Cap Rate Index Strategies are available so you may have to reallocate to those available Strategies.”

Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

“During the Income Stage, if the same Index Strategy is no longer available and we have no additional instructions, amounts in the matured Index Strategy will be automatically transferred to the Index Strategy with, in order of priority, the shortest Index Strategy Term, the highest Buffer and the lowest Cap Rate.”